                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549.
                                   FORM 24F-2
                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             PaineWebber America Fund
             51 West 52nd Street
             New York, NY 10019-6114

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      2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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      3.     Investment Company Act File Number:

                  811-3502

             Securities Act File Number:

                  2-78626

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      4(a).  Last day of fiscal year for which this Form is filed:

                  February 23, 2001 (date of merger)

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      4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                Instruction A.2)


      Note:  If the form is being filed late, interest must be paid on the registration fee due.
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      4(c).  [X] Check box if this is the last time the issuer will be filing this Form.

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      5.     Calculation of registration fee:

             (i)    Aggregate sale price of securities sold
                    during the fiscal year pursuant to section 24(f):                       $187,939,797
                                                                                            ------------

             (ii)   Aggregate price of securities redeemed
                    or repurchased during the fiscal year:                 $ 237,313,523
                                                                           -------------

             (iii)  Aggregate price of securities redeemed
                    or repurchased during any prior fiscal
                    year ending no earlier than October 11,
                    1995 that were not previously used to
                    reduce registration fees payable to the
                    Commission:                                            $ 404,443,759
                                                                           -------------


             (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:       -$641,757,282
                                                                                            ------------

             (v)    Net sales - if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from Item
                    5(i)]:
                                                                                            $          0
                                                                                            ------------

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             (vi)   Redemption credits available for use in
                    future years  -- if Item 5(i) is less than             $(453,817,485)
                    Item 5(iv) [subtract Item 5(iv) from Item              -------------
                    5(i)]:
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             (vii)  Multiplier for determining registration
                    fee (See Instruction C.9):                                                  x0.00025
                                                                                                 -------

             (viii) Registration fee due [multiply Item 5(v)
                    by Item 5(vii)] (enter "0" if no fee is
                    due):

                                                                                               =$     0
                                                                                                --------

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      6.     Prepaid Shares

             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
             deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $_____________.
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      7.     Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                               +$      0
                                                                                               ---------
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      8.     Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                               =$      0
                                                                                               ---------
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      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                                   [ ]      Wire Transfer

                                   [ ]      Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and
Title)*


                          /s/Thomas G. Disbrow
                          --------------------------------------------

                          Thomas G. Disbrow
                          --------------------------------------------

                          Vice President and Assistant Treasurer
                          --------------------------------------------


Date:    May 23, 2001


  *Please print the name and title of the signing officer below the signature.


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